Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (30,788)	$ (4,336)	¥ 194,288	¥ 170,012
Equity in (earning) loss of subsidiaries	4,915	692	(198,340)	(267,436)
Change in fair value of warrant liabilities	(170)	(24)	(10,776)	16,421
Change in fair value of contingent consideration	5,624	792	(13,071)	33,584
Share Based Compensation	13,637	1,921	11,954	31,857
Prepaid expense and other current assets	425	60	72	(925)
Accrued expenses and other current liabilities	254	36	(662)	2,414
Net cash used in operating activities	(6,103)	(859)	(16,535)	(14,073)
Cash flows from financing activities
Due to related parties	29,294	4,126	35,771	14,263
Share repurchase	(2,734)	(385)	(16,482)
Net cash provided by financing activities	26,560	3,741	19,289	14,263
Net increase in cash and cash equivalents	20,457	2,882	2,754	190
Cash and cash equivalents at beginning of the year	3,127	440	373	183
Cash and cash equivalents at end of the year	¥ 23,584	$ 3,322	¥ 3,127	¥ 373